Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2021
VISEN Pharmaceuticals [member]
Statement [LineItems]
Schedule of Financial Information of Investment in VISEN
The following table illustrates the summarized relevant financial information of VISEN:

	VISEN Pharmaceuticals
Principal place of business	China

	2021	2020

	(EUR’000)
Statement of profit or loss
Profit/(loss) for the year from continuing operations	(69,283)	(19,049)

Total comprehensive income	(69,306)	(19,049)

Statement of financial position
Non-current assets	16,599	16,635
Current assets	130,825	20,373

Total assets	147,424	37,008

Equity	135,333	33,708
Non-current liabilities	1,545	152
Current liabilities	10,546	3,148

Total equity and liabilities	147,424	37,008

Company’s share of equity before eliminations	59,455	16,854
Elimination of internal profit and other equity method adjustments	(21,110)	(7,678)

Company’s share of equity	38,345	9,176

Investment in associate at December 31	38,345	9,176

Present ownership at December 31	43.93%	50%

Transactions and outstanding balances as of December 31
Sale of goods and services to associate	6,472	6,880

Trade receivables from associate	1,644	184

Contract liabilities	5,565	—